Shares and Stockholders' Equity (Schedule of Preferred Share Authorized, Issued and Outstanding) (Number Of Shares)) (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Shares authorized	10,000,000	10,000,000
Preferred stock shares issued	40,000
Preferred stock shares outstanding	40,000
9.250% Fixed Rate Reset Non-Cumulative Preferred Stock, Series C [Member]
Shares authorized	20,000
Preferred stock shares issued	20,000
Preferred stock shares outstanding	20,000
9.000% Non-Cumulative Preferred Stock, Series D [Member]
Shares authorized	20,000
Preferred stock shares issued	20,000
Preferred stock shares outstanding	20,000
Preferred Stock, Non Designated [Member]
Shares authorized	9,960,000	10,000,000